Expenses Classified by Nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Expenses Classified by Nature
43.	Expenses Classified by Nature
Expenses classified by nature for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	27,135,770	27,135,770
Power purchase		—	38,304,309	38,304,309
Salaries		1,098,460	4,416,706	5,515,166
Retirement benefit expense		89,533	370,769	460,302
Welfare and benefit expense		152,836	542,367	695,203
Insurance expense		27,726	119,964	147,690
Depreciation		241,533	12,623,380	12,864,913
Amortization of intangible assets		88,648	74,526	163,174
Bad debt expense		62,808	—	62,808
Commission		460,644	341,124	801,768
Advertising expense		30,305	8,856	39,161
Training expense		7,900	16,064	23,964
Vehicle maintenance expense		9,044	9,128	18,172
Publishing expense		3,281	2,879	6,160
Business promotion expense		2,559	2,523	5,082
Rent expense		44,807	161,749	206,556
Telecommunication expense		7,813	9,706	17,519
Transportation expense		1,099	102,502	103,601
Taxes and dues		112,449	574,617	687,066
Expendable supplies expense		7,252	47,252	54,504
Water, light and heating expense		16,207	41,200	57,407
Repairs and maintenance expense		154,062	2,620,200	2,774,262
Ordinary development expense		217,319	500,242	717,561
Travel expense		16,265	77,232	93,497
Clothing expense		10,450	9,490	19,940
Survey and analysis expense		1,068	4,156	5,224
Membership fee		1,503	15,164	16,667
Others		196,011	1,567,652	1,763,663

	￦	3,061,582	89,699,527	92,761,109

		2024
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	21,070,280	21,070,280
Power purchase		—	34,659,893	34,659,893
Salaries		1,180,379	4,887,006	6,067,385
Retirement benefit expense		104,036	428,163	532,199
Welfare and benefit expense		151,840	546,124	697,964
Insurance expense		30,460	130,904	161,364
Depreciation		231,114	13,598,350	13,829,464
Amortization of intangible assets		88,920	74,647	163,567
Bad debt expense		35,232	—	35,232
Commission		429,977	426,976	856,953
Advertising expense		32,205	11,359	43,564
Training expense		8,911	17,156	26,067
Vehicle maintenance expense		9,218	9,416	18,634
Publishing expense		2,857	2,750	5,607
Business promotion expense		2,687	2,627	5,314
Rent expense		48,474	182,358	230,832
Telecommunication expense		9,406	9,920	19,326
Transportation expense		1,108	52,532	53,640
Taxes and dues		98,714	624,475	723,189
Expendable supplies expense		6,976	50,451	57,427
Water, light and heating expense		15,009	42,180	57,189
Repairs and maintenance expense		197,942	2,750,014	2,947,956
Ordinary development expense		217,975	555,956	773,931
Travel expense		18,726	74,843	93,569
Clothing expense		11,216	9,299	20,515
Survey and analysis expense		871	4,382	5,253
Membership fee		1,709	15,995	17,704
Others		134,064	1,726,104	1,860,168

	￦	3,070,026	81,964,160	85,034,186

		2025
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	18,642,916	18,642,916
Power purchase		—	34,052,707	34,052,707
Salaries		1,220,937	4,947,070	6,168,007
Retirement benefit expense		122,567	480,025	602,592
Welfare and benefit expense		196,532	622,677	819,209
Insurance expense		34,783	135,051	169,834
Depreciation		238,291	13,387,194	13,625,485
Amortization of intangible assets		82,897	75,713	158,610
Bad debt expense		82,402	—	82,402
Commission		455,435	378,471	833,906
Advertising expense		38,523	14,137	52,660
Training expense		9,388	19,723	29,111
Vehicle maintenance expense		9,548	9,311	18,859
Publishing expense		3,087	2,964	6,051
Business promotion expense		2,938	2,791	5,729
Rent expense		63,562	234,486	298,048
Telecommunication expense		9,673	10,206	19,879
Transportation expense		1,142	76,466	77,608
Taxes and dues		100,765	622,768	723,533
Expendable supplies expense		9,809	57,049	66,858
Water, light and heating expense		14,784	39,807	54,591
Repairs and maintenance expense		173,738	3,167,758	3,341,496
Ordinary development expense		186,947	607,970	794,917
Travel expense		21,491	72,845	94,336
Clothing expense		10,777	10,083	20,860
Survey and analysis expense		738	4,577	5,315
Membership fee		2,168	16,422	18,590
Others		141,055	3,013,625	3,154,680

	￦	3,233,977	80,704,812	83,938,789